Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. We also maintain a cybersecurity insurance policy. The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data.

The oversight of cybersecurity threats is undertaken by our Vice President, Research and Development, who holds over a decade of experience in various technological disciplines and system design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit committee of such risk by committee meetings.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The oversight of cybersecurity threats is undertaken by our Vice President, Research and Development, who holds over a decade of experience in various technological disciplines and system design and architecture of information systems, and is supported by management.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit committee of such risk by committee meetings.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false